Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 2-66 - Franklin Small Cap Value VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143